Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions and contingent liabilities
26.	Provisions and contingent liabilities

26.1.	Provisions

	12.31.2017	12.31.2016
Product warranties (i)	101.1	94.1
Provisions for labor, taxes and civil (ii)	54.2	93.1
Taxes	41.8	28.5
Post retirement benefits	36.1	46.0
Environmental provision	1.8	1.0
Voluntary redundancy scheme (iii)	—	25.3
Other	42.5	26.8

	277.5	314.8

Current portion	141.3	135.8
Non-current portion	136.2	179.0

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 26.1.1.

(iii)	In 2016 The Company announced a Voluntary Redundancy Scheme (VRS) for which employees of the Company and its subsidiaries ELEB Equipamento Ltda. and Embraer GPX Ltda were eligible. Of the 1,650 employees interested in joining the program, 1,643 were approved by the Company. The provisioned amounts correspond to non-recurring incremental expenses specifically related to the plan. The discharge of certain employees who joined the plan has still not been put into effect.

Change in provision:

	Product warranties	Provisions Labor, Taxes and Civil	Post retirement benefits	Taxes	Voluntary redundancy scheme	Environment provision	Other	Total
At December 31, 2014	87.3	80.4	41.2	25.3	—	4.3	10.0	248.5

Additions	84.4	14.1	(4.7)	1.0	—	1.0	5.0	100.8
Interest	—	4.7	3.1	—	—	—	—	7.8
Reclassifications	—	0.1	—	—	—	—	—	0.1
Used/payments	(53.9)	(21.5)	(1.1)	(10.0)	—	—	(3.0)	(89.5)
Reversals	(22.3)	(11.5)	—	—	—	(2.0)	—	(35.8)
Translation adjustments	0.2	(16.4)	(11.7)	0.6	—	(1.6)	1.6	(27.3)

At December 31, 2015	95.7	49.9	26.8	16.9	—	1.7	13.6	204.6

Additions	51.9	43.3	11.2	12.0	118.0	1.0	17.0	254.4
Interest	—	4.3	3.3	—	—	—	—	7.6
Used/payments	(31.7)	(2.7)	—	—	(77.0)	—	(2.0)	(113.4)
Reversals	(20.6)	(5.5)	—	—	(15.0)	(2.0)	—	(43.1)
Translation adjustments	(1.2)	3.8	4.7	(0.4)	(0.7)	0.3	(1.8)	4.7

At December 31, 2016	94.1	93.1	46.0	28.5	25.3	1.0	26.8	314.8

Additions	42.5	12.7	3.2	14.0	7.0	3.0	17.4	99.8
Interest	—	12.5	4.4	—	—	—	—	16.9
Used/payments	(26.8)	(61.1)	(15.3)	—	(31.0)	—	(5.0)	(139.2)
Reversals	(8.8)	(2.3)	(1.4)	—	(1.0)	(2.0)	—	(15.5)
Translation adjustments	0.1	(0.7)	(0.8)	(0.7)	(0.3)	(0.2)	3.3	0.7

At December 31, 2017	101.1	54.2	36.1	41.8	(0.0)	1.8	42.5	277.5

26.1.1	Labor, tax and civil provisions

	12.31.2017	12.31.2016
Tax related
IRPJ (i)	10.1	37.4
PIS and COFINS (ii)	6.8	10.2
Social security contributions (iii)	2.8	8.8
Import taxes (iv)	0.9	2.0
ICMS	—	4.6
FUNDAF	—	3.9
Others	0.4	1.8
	21.0	68.7
Labor related
Plurimas 461/1379 (v)	11.3	10.1
Reintegration (vi)	5.1	3.5
Indemnity (vii)	2.3	1.5
Third parties	0.9	0.6
Others	13.4	8.3
	33.0	24.0
Civil related
Indemnity (viii)	0.2	0.4
	0.2	0.4

	54.2	93.1

Current portion	21.5	22.6
Non-current portion	32.7	70.5

(i)	Provision of tax assessment in 6 installments under the Special Tax Regularization Program (“PERT”). It refers to the administrative dispute related to the tax assessment notice regarding the accounting for and recognition of indemnification in the Administrative Council of Tax Appeals, regarding the demand for payment of Income tax (IRPJ) and Social Contribution (CSLL).
(ii)	Provision of part of a tax assessment in 6 installments under the Special Tax Regularization Program (“PERT”). It refers to the administrative dispute related to Social Integration Program (PIS) and Social Security Financing Contribution (COFINS) credits calculated in certain operations.

(iii)	The Company was notified by the authorities for failing to withhold social security contributions from service providers. These lawsuits are at the second court level.

(iv)	Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court - STJ (Supremo Tribunal de Justiça).

(v)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.

(vi)	Lawsuits brought by former employees claiming reinstatement with the Company for various reasons.

(vii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.

(viii)	Other indemnity claims brought by parties that had some kind of legal relationship with the Company.

The tax, labor and civil provisions are recorded in accordance with the Company’s accounting policy (see Note 2.2.24), and the amounts shown here represent the estimated amounts that the Company’s legal department and its external counsel anticipate the Company will have to disburse to settle the lawsuits.

26.2.	Contingent liabilities

Contingent liabilities are amounts classified as possible losses, in accordance with the Company’s accounting policy and based on the opinion of the Company’s legal department, supported, where applicable, by the Company’s external counsel. When the contingent liabilities arise from the same set of circumstances as an existing provision, the corresponding provision type is indicated at the end of the description. The Company’s main contingent liabilities are listed below:

•	The Company is involved in a legal dispute related to tax credits paid by its subsidiaries abroad amounting to US$ 6.6 at December 31, 2017.

•	The Company has contingent liabilities related to labor process that amount to US$ 28.0 as of December 31, 2017 (US$ 16.7 as of December 31, 2016).

•	In October 2016, the Company finalized definitive agreements with the United States and Brazilian authorities for the settlement of allegations for non-compliance with anti-corruption laws in the US and certain Brazilian laws.

Under the Final Agreements with the DOJ and the SEC, the Company assumed the following main obligations:

•	Payment of US$ 98.2 million to the SEC (of which US$ 20.0 million or R$ 64.0 million due to the CVM and the MPF under the TCAC, as disgorgement of profits.

•	Payment of $ 107.3 million to the DOJ as a penalty for one count of conspiracy to violate the anti-bribery and books and records provisions of the FCPA and one count of violating the internal controls provisions of the FCPA.

•	Under an agreement with the DOJ on conditional deferral of the Deferred Prosecution Agreement (“DPA”) against the Company, it agreed that liability for the recognized facts will be deferred for 03 (three) years, after which period the charges will be dismissed if the Company does not violate the terms of the DPA.; and

•	To contract external and independent monitorship for a period of 03 (three) years.

In February 2017, the United States authorities appointed a monitor as required under the above-mentioned definitive agreements with the United States authorities. In October 2017, the monitor delivered his first report, which contained certain observations and recommendations to further improve the Company’s compliance program, including the review and/or creation of anti-corruption related policies and procedures.

Related proceedings and other developments are ongoing and could result in additional fines that may be substantial and possibly other sanctions and adverse consequences, which may be substantial. The Company believes that there is no adequate basis for estimating accruals or quantifying possible contingencies related to these matters.

•	In August 2016, a putative securities class action was filed in a US court against the Company and certain of its former and current executives. In October 2016, a federal Court in New York appointed a lead plaintiff and a leading counsel for putative class action. In December 2016, the lead plaintiff filed an amended complaint. The amended complaint seeks to bring claims on behalf of all persons and entities who purchased or otherwise acquired Embraer securities during the period from January 11, 2012 through and including November 28, 2016, asserting violations of the U.S. federal securities laws relating to the internal investigations conducted by the Company between 2011 and 2016 regarding violations of the Foreign Corrupt Practices Act (FCPA) and related issues (Note 21). The Court has not yet issued a timetable for the investigation of the motion to dismiss and other procedural aspects of the case. At this time, the Company believes that there is no adequate basis for estimating provisions related to this matter.